Note 8 - Common Stock (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2015	May. 13, 2015	May. 12, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Shares Authorized	150,000,000	150,000,000	75,000,000	75,000,000	75,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 64,330
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 182 days